OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2020
Other Investments [Abstract]
OTHER INVESTMENTS
20	OTHER INVESTMENTS

In connection with the Spin-off (Note 1), Grindrod Limited (former Parent), GSSA and the trustees to the Grindrod Pension Fund (Fund), a defined benefit pension plan operated by Grindrod Limited, resolved that GSSA should be included as a second participating employer of this fund and GSSA will be allocated 40% of the pension surplus which was subject to regulatory approval before this could be enacted.

On 7 October 2020, the relevant regulatory approval was obtained and accordingly effective on the 31 December 2020, GSSA was included in the Fund as the second employer. $3,150,000 (Rands 46,054,000) was transferred from Grindrod Limited’s employer surplus account to the GSSA employer surplus account established within the Fund. As of 31 December 2020, the fund has 1 existing employee and GSSA will not contribute to the fund in respect of this employee. The employer surplus account is only available for use in accordance with the Rules of the Fund.

The employer surplus was valued at $3,150,000 based on the quoted market prices in the active markets. Subsequent fair value change in respect of the allocated fund assets will be recorded as a component of other comprehensive income.